Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]		Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on available-for-sale securities [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Oct. 31, 2016				$ 20,711	$ 4,400	$ (31)	$ (5)	$ 203	$ 35,452					$ 299		$ 9,679	$ 1,856				$ 1,650
Net premium (discount) on sale of treasury shares								23
Net income attributable to non-controlling interests in subsidiaries		$ 121																			121
Issue of shares					350
Purchase of shares						(9,654)	(175)
Other comprehensive income (loss)														324
Other comprehensive income (loss)		(1,888)	[1]													(1,888)
Other comprehensive income (loss)		(2,264)	[1]														(2,264)
Issuance of stock options, net of options exercised (Note 23)				148				(8)
Redemption of non-controlling interests in subsidiaries																					(617)
Sale of shares						9,509	173
Net income attributable to shareholders									10,396
Other comprehensive income (loss)	[1],[2]	324
Shares issued as a result of dividend reinvestment plan				329
Dividends											$ (4,347)	$ (193)
Share issue expenses and others									(4)
Purchase of shares for cancellation and other				(257)
Other								(4)													(171)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(1,140)
Actuarial gains (losses) on employee benefit plans		325	[1]						325
Balance at end of year at Oct. 31, 2017		75,190		20,931	4,750	(176)	(7)	214	40,489				$ 8,006	$ 623		7,791	(408)	$ 510	$ 113	$ 74,207	983
Net premium (discount) on sale of treasury shares								(2)
Net income attributable to non-controlling interests in subsidiaries		72																			72
Issue of shares					750
Purchase of shares						(8,295)	(129)
Other comprehensive income (loss)		1,035	[1]													1,035
Other comprehensive income (loss)		(2,079)	[1]														(2,079)
Impact on adoption of IFRS 9									53	[3]								19	(96)
Issuance of stock options, net of options exercised (Note 23)				152				(12)
Redemption of shares					(500)
Sale of shares						8,327	129
Net income attributable to shareholders									11,262
Other comprehensive income (loss)		(284)	[1],[2]															(283)
Other comprehensive income (loss)																			40
Shares issued as a result of dividend reinvestment plan				366
Dividends											(4,786)	(214)
Allowance for credit losses		(1)	[1]															(1)
Reclassification of loss (gain) to retained earnings																			(2)
Share issue expenses and others									(10)
Purchase of shares for cancellation and other				(228)
Other								(7)													(62)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(1,273)
Actuarial gains (losses) on employee benefit plans		622	[1]						622
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									2
Balance at end of year at Oct. 31, 2018		80,040		21,221	5,000	(144)	(7)	193	46,145				6,639			8,826	(2,487)	245	55	79,047	993
Impact on adoption of IFRS 151	[4]								(41)
Net premium (discount) on sale of treasury shares								(22)
Net income attributable to non-controlling interests in subsidiaries		18																			18
Issue of shares					800
Purchase of shares						(9,782)	(151)
Other comprehensive income (loss)		14	[1]												$ 14
Other comprehensive income (loss)		(33)	[1]													(33)
Other comprehensive income (loss)		3,978	[1]														3,978
Issuance of stock options, net of options exercised (Note 23)				124				(8)
Redemption of non-controlling interests in subsidiaries																					(1,000)
Sale of shares						9,885	152
Net income attributable to shareholders									11,668
Other comprehensive income (loss)		78	[1],[2]															79
Other comprehensive income (loss)																			(46)
Shares issued as a result of dividend reinvestment plan				357
Dividends											$ (5,262)	$ (252)
Allowance for credit losses		(1)	[1]															(1)
Reclassification of loss (gain) to retained earnings																			(49)
Shares issued in connection with acquisitions (Notes 13)				366
Share issue expenses and others									(9)
Purchase of shares for cancellation and other				(355)
Other								(6)													$ (11)
Net premium on repurchase of common shares, redemption of preferred shares, and other									(1,880)
Actuarial gains (losses) on employee benefit plans		(921)	[1]						(921)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income									49
Balance at end of year at Oct. 31, 2019		$ 87,701		$ 21,713	$ 5,800	$ (41)	$ (6)	$ 157	$ 49,497				$ 10,581		$ 14	$ 8,793	$ 1,491	$ 323	$ (40)	$ 87,701

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.
[2]	IAS 39, Financial Instruments: Recognition and Measurement (IAS 39).
[3]	IFRS 9, Financial Instruments (IFRS 9).
[4]	IFRS 15, Revenue from Contracts with Customers (IFRS 15).